Risk information (Tables)	12 Months Ended
Dec. 31, 2021
Risk information
Schedule of credit risk exposure

	December 31,2021
	Maximum credit-risk exposure
	Assets at fair value through	Amortized
Skr mn	profit or loss	costs
Cash and cash equivalents	—	11,128
Treasuries/government bonds	10,884	—
Other interest-bearing securities except loans	45,959	—
Loans in the form of interest-bearing securities	—	46,736
Loans to credit institutions	—	12,891
Loans to the public	—	238,599
Derivatives	8,419	—
Total financial assets	65,262	309,354

	December 31,2020
	Maximum credit-risk exposure
	Assets at fair value through	Amortized
Skr mn	profit or loss	costs
Cash and cash equivalents	—	3,362
Treasuries/government bonds	22,275	—
Other interest-bearing securities except loans	33,663	—
Loans in the form of interest-bearing securities	—	50,947
Loans to credit institutions	—	16,326
Loans to the public	—	227,075
Derivatives	7,563	—
Total financial assets	63,501	297,710

	December 31, 2021
		Adjustment
		to carrying			Multilateral
	Carrying	amount from	Central	Regional	development	Public -sector	Financial
Skr bn	amount	exposure	governments	governments	banks	entity	institutions	Corporates
Cash and cash equivalents	11.1	0.1	2.0	0.0	0.0	0.0	9.0	0.0
Treasuries/government bonds	10.9	0.0	10.9	0.0	0.0	0.0	0.0	0.0
Other interest-bearing -securities except loans	45.9	4.6	6.7	11.6	2.6	5.4	11.9	3.1
Loans in the form of interest-bearing securities	46.6	-0.1	3.0	0.0	0.0	0.0	0.0	43.7
Loans to credit institutions including cash and cash -equivalents[1]	20.8	11.6	3.6	2.4	0.0	0.0	2.5	0.7
Loans to the public	180.3	-1.0	109.9	0.3	0.4	0.0	5.5	65.2
Derivatives	8.4	2.4	0.0	0.0	0.0	0.0	6.0	0.0
Other assets	7.5	7.5	0.0	0.0	0.0	0.0	0.0	0.0
Total financial assets	331.5	25.1	136.1	14.3	3.0	5.4	34.9	112.7
Contingent liabilities and -commitments[2]	60.1	-6.0	49.4	1.0	0.0	0.0	6.3	9.4
Total	391.6	19.1	185.5	15.3	3.0	5.4	41.2	122.1

	December 31, 2020
		Adjustment
		to carrying			Multilateral
	Carrying	amount from	Central	Regional	development	Public -sector	Financial
Skr bn	amount	exposure	governments	governments	banks	entity	institutions	Corporates
Cash and cash equivalents	3.4	0.1	2.5	—	—	—	0.8	—
Treasuries/government bonds	22.3	0.0	22.3	—	—	—	—	—
Other interest-bearing -securities except loans	33.6	-0.2	3.2	7.9	3.2	4.2	13.2	2.1
Loans in the form of interest-bearing securities	50.8	0.0	2.9	—	—	—	0.5	47.4
Loans to credit institutions including cash and cash -equivalents[1]	31.3	21.9	1.1	4.1	—	—	3.4	0.8
Loans to the public	171.6	-1.6	99.7	0.3	0.3		6.6	66.3
Derivatives	7.6	2.1	—	—	—	—	5.5	—
Other assets	12.9	12.9	—	—	—	—	—	—
Total financial assets	333.5	35.2	131.7	12.3	3.5	4.2	30.0	116.6
Contingent liabilities and -commitments[2]	62.5	1.3	53.8	—	—	—	0.9	6.5
Total	396.0	36.5	185.5	12.3	3.5	4.2	30.9	123.1
1	Skr 10.4 billion (2020: Skr 22.0 billion) of the book value for Loans to credit institutions is cash collateral under the CSAs for derivative contracts.
2	Contingent liabilities and commitments, except cash collateral.

	Interest-bearing securities				Committed undisbursed loans,
	and lending				derivatives, etc.				Total
Skr bn	Dec 31, 2021		Dec 31, 2020		Dec 31, 2021		Dec 31, 2020		Dec 31, 2021		Dec 31, 2020
Exposure class	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	136.1	44.4	131.6	45.0	49.4	74.8	53.9	80.0	185.5	49.8	185.5	51.6
Regional governments	14.3	4.7	12.3	4.2	1.0	1.5	—	—	15.3	4.1	12.3	3.4
Multilateral development banks	3.0	1.0	3.5	1.2	—	—	0.0	0.0	3.0	0.8	3.5	1.0
Public sector entity	5.4	1.7	4.2	1.5	—	—	—	—	5.4	1.4	4.2	1.2
Financial institutions	34.9	11.4	24.5	8.4	6.3	9.5	6.4	9.5	41.2	11.1	30.9	8.6
Corporates	112.7	36.8	116.0	39.7	9.4	14.2	7.1	10.5	122.1	32.8	123.1	34.2
Total	306.4	100.0	292.1	100.0	66.1	100.0	67.4	100.0	372.5	100.0	359.5	100.0

	December 31, 2021
	Middle
	East/							Western	Central and
	Africa/	Asia excl.		North		Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	Europe	Total
Central governments	25.9	3.3	1.9	1.3	—	42.2	6.6	10.1	—	91.3
Regional governments	1.6	—	—	—	—	—	10.4	0.0	—	12.0
Multilateral development banks	—	—	—	—	—	—	—	2.6	—	2.6
Public sector entity	—	—	—	—	—	—	—	5.4	—	5.4
Financial institutions	—	—	2.3	3.9	—	—	17.5	15.3	0.1	39.1
Corporates	13.2	4.4	1.2	56.5	—	8.8	99.8	34.0	4.2	222.1
Total	40.7	7.7	5.4	61.7	—	51.0	134.3	67.4	4.3	372.5

	December 31, 2020
	Middle
	East/							Western	Central and
	Africa/	Asia excl.		North		Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	Europe	Total
Central governments	11.3	3.6	2.4	0.8	—	42.0	12.1	12.7	—	84.9
Regional governments	1.4	—	—	—	—	—	7.9	0.0	—	9.3
Multilateral development banks	—	—	—	—	—	—	—	3.1	—	3.1
Public sector entity	—	—	—	—	—	—	—	4.3	—	4.3
Financial institutions	—	1.2	0.1	1.0	0.8	—	13.3	10.4	0.2	27.0
Corporates	14.1	5.0	1.7	64.0	—	8.0	105.1	28.3	4.7	230.9
Total	26.8	9.8	4.2	65.8	0.8	50.0	138.4	58.8	4.9	359.5

Geographical breakdown of net exposures by exposure class

	December 31, 2021
	Middle
	East/							Western	Central and
	Africa/	Asia excl.		North		Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	Europe	Total
Central governments	—	0.4	2.0	2.0	—	—	161.5	17.0	2.6	185.5
Regional governments	—	—	—	—	—	—	15.3	0.0	—	15.3
Multilateral development banks	—	—	—	—	—	—	—	3.0	—	3.0
Public sector entity	—	—	—	—	—	—	—	5.4	—	5.4
Financial institutions	0.0	—	2.4	4.9	—	—	15.1	18.6	0.2	41.2
Corporates	1.4	1.2	3.3	5.7	—	3.3	82.7	23.1	1.4	122.1
Total	1.4	1.6	7.7	12.6	—	3.3	274.6	67.1	4.2	372.5

	December 31, 2020
	Middle
	East/							Western	Central and
	Africa/	Asia excl.		North		Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	Europe	Total
Central governments	0.1	0.4	2.4	1.6	—	—	159.2	19.0	2.8	185.5
Regional governments	—	—	—	—	—	—	12.2	0.1	—	12.3
Multilateral development banks	—	—	—	—	—	—	—	3.5	—	3.5
Public sector entity	—	—	—	—	—	—	—	4.2	—	4.2
Financial institutions	0.0	1.2	0.6	1.7	0.8	—	11.4	15.0	0.2	30.9
Corporates	2.6	1.1	3.9	5.7	—	3.3	85.2	20.9	0.4	123.1
Total	2.7	2.7	6.9	9.0	0.8	3.3	268.0	62.7	3.4	359.5

Gross exposures Europe, excluding Sweden, breakdown by exposure class

	December 31, 2021
	Central	Regional	Multilateral	Public sector	Financial
Skr bn	governments	governments	development banks	entity	institutions	Corporates	Total
Finland	1.0	0.0	—	—	0.3	9.0	10.3
United Kingdom	—	—	—	—	2.0	7.4	9.4
Germany	3.1	—	—	5.2	0.3	0.2	8.8
Norway	—	—	—	—	1.9	4.7	6.6
Austria	4.3	—	—	—	1.8	—	6.1
Denmark	—	—	—	0.2	3.1	1.8	5.1
Spain	—	—	—	—	0.5	4.5	5.0
Netherlands	—	—	—	—	3.3	0.6	3.9
France	—	—	—	—	2.0	1.8	3.8
Luxembourg	0.6	—	2.6	—	—	—	3.2
Poland	—	—	—	—	—	2.8	2.8
Italy	—	—	—	—	0.0	2.4	2.4
Belgium	1.2	—	—	—	—	0.3	1.5
Portugal	—	—	—	—	—	0.9	0.9
Ireland	—	—	—	—	0.1	0.3	0.4
Serbia	—	—	—	—	—	0.4	0.4
Lithuania	—	—	—	—	—	0.3	0.3
Russian Federation	—	—	—	—	—	0.2	0.2
Czech Republic	—	—	—	—	—	0.2	0.2
Estonia	—	—	—	—	—	0.1	0.1
Iceland	—	—	—	—	—	0.1	0.1
Latvia	—	—	—	—	0.1	—	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Total	10.2	0.0	2.6	5.4	15.4	38.1	71.7

	December 31, 2020
	Central	Regional	Multilateral	Public sector	Financial
Skr bn	governments	governments	development banks	entity	institutions	Corporates	Total
Finland	2.4	0.0	0.3	—	0.1	6.2	9.0
Germany	2.2	—	—	4.3	0.3	—	6.8
Spain	—	—	—	—	0.4	5.7	6.1
Austria	4.1	—	—	—	1.6	—	5.7
United Kingdom	—	—	—	—	2.2	2.7	4.9
Norway	—	—	—	—	0.1	4.6	4.7
Denmark	0.8	—	—	—	2.0	1.7	4.5
Luxembourg	1.0	—	2.8	—	—	—	3.8
France	—	—	—	—	2.1	1.4	3.5
Netherlands	1.0	—	—	—	1.5	0.5	3.0
Italy	—	—	—	—	—	2.9	2.9
Poland	—	—	—	—	—	2.9	2.9
Belgium	1.2	—	—	—	0.0	0.2	1.4
Belarus	—	—	—	—	—	1.3	1.3
Switzerland	—	—	—	—	—	1.2	1.2
Portugal	—	—	—	—	—	0.7	0.7
Ireland	—	—	—	—	0.1	0.3	0.4
Serbia	—	—	—	—	—	0.3	0.3
Russian Federation	—	—	—	—	—	0.2	0.2
Latvia	—	—	—	—	0.2	—	0.2
Iceland	—	—	—	—	—	0.1	0.1
Estonia	—	—	—	—	0.0	0.1	0.1
Ukraine	—	—	—	—	—	0.0	0.0
Total	12.7	0.0	3.1	4.3	10.6	33.0	63.7

Net exposures Europe, excluding Sweden, breakdown by exposure class

	December 31, 2021
			Multilateral
	Central	Regional	development	Public sector	Financial
Skr bn	governments	governments	banks	entity	institution	Corporates	Total
Germany	3.7	—	—	5.2	1.1	0.3	10.3
Finland	1.5	0.0	—	—	0.4	6.3	8.2
France	4.5	—	—	—	1.9	1.4	7.8
United Kingdom	0.0	—	—	—	3.0	4.0	7.0
Norway	0.6	—	—	—	1.9	4.3	6.8
Austria	4.3	—	—	—	1.7	—	6.0
Denmark	0.2	—	—	0.2	3.2	1.8	5.4
Luxembourg	0.7	—	3.0	—	—	0.6	4.3
Netherlands	0.3	—	—	—	3.4	0.3	4.0
Belgium	1.2	—	—	—	0.8	0.9	2.9
Poland	2.6	—	—	—	—	0.2	2.8
Spain	—	—	—	—	1.3	1.0	2.3
Portugal	—	—	—	—	—	1.0	1.0
Ireland	—	—	—	—	—	0.6	0.6
Serbia	—	—	—	—	—	0.4	0.4
Switzerland	—	—	—	—	0.0	0.4	0.4
Lithuania	—	—	—	—	—	0.3	0.3
Czech Republic	—	—	—	—	—	0.2	0.2
Estonia	—	—	—	—	—	0.1	0.1
Iceland	—	—	—	—	—	0.1	0.1
Italy	—	—	—	—	0.0	0.1	0.1
Latvia	—	—	—	—	0.1	—	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Total	19.6	0.0	3.0	5.4	18.8	24.4	71.2

	December 31, 2020
			Multilateral
	Central	Regional	development	Public sector	Financial
Skr bn	governments	governments	banks	entity	institution	Corporates	Total
Finland	2.5	0.1	0.3	—	0.2	5.8	8.9
Germany	3.0	—	—	4.2	1.0	0.4	8.6
France	4.8	—	—	—	2.6	0.6	8.0
United Kingdom	0.0	—	—	—	3.2	3.8	7.0
Austria	4.1	—	—	—	1.6	—	5.7
Denmark	1.0	—	—	—	2.5	1.7	5.2
Norway	0.2	—	—	—	0.2	4.4	4.8
Luxembourg	1.0	—	3.2	—	—	0.4	4.6
Netherlands	1.3	—	—	—	1.6	0.3	3.2
Poland	2.9	—	—	—	—	0.0	2.9
Belgium	1.1	—	—	—	0.7	0.7	2.5
Spain	—	—	—	—	1.3	0.6	1.9
Switzerland	—	—	—	—	0.1	0.7	0.8
Portugal	—	—	—	—	—	0.7	0.7
Ireland	—	—	—	—	—	0.6	0.6
Serbia	—	—	—	—	—	0.3	0.3
Latvia	—	—	—	—	0.2	—	0.2
Iceland	—	—	—	—	—	0.1	0.1
Italy	—	—	—	—	—	0.1	0.1
Estonia	—	—	—	—	0.0	0.1	0.1
Total	21.9	0.1	3.5	4.2	15.2	21.3	66.2

Corporate exposures, broken down by industry[1]

	December 31,2021		December 31,2020
Skr bn	Gross exposure	Net exposure	Gross exposure	Net exposure
IT and telecom	76.2	14.8	81.4	15.1
Industrials	44.7	41.6	43.2	42.1
Consumer goods	32.3	27.5	37.9	27.3
Materials	23.4	16.1	25.6	10.7
Finance	21.8	10.1	24.3	19.0
Utilities	19.5	9.2	12.0	4.8
Healthcare	2.8	2.5	4.8	3.8
Energy	1.2	0.1	1.2	0.1
Other	0.2	0.2	0.5	0.2
Total	222.1	122.1	230.9	123.1
1	In accordance with the reporting standard (GICS).

Schedule of credit quality

	December 31, 2021
Skr mn	AAA	AA+ till A-	BBB+ till BBB-	BB+ till B-	CCC till D	Carrying amount
Cash and cash equivalents	11,128	—	—	—	—	11,128
Treasuries/government bonds	2,493	8,379	—	—	—	10,872
Other interest-bearing securities except loans	23,669	21,412	—	800	—	45,881
Loans in the form of interest-bearing securities	2,982	10,783	3,365	29,448	—	46,578
Loans to credit institutions	4,122	14,573	115	1,965	—	20,775
Loans to the public	101,245	20,206	20,983	37,758	96	180,288
Derivatives	—	7,427	—	992	—	8,419
Total financial assets	145,639	82,780	24,463	70,963	96	323,941
Committed undisbursed loans	48,633	852	1,423	2,963	—	53,871

	December 31, 2020
Skr mn	AAA	AA+ till A-	BBB+ till BBB-	BB+ till B-	CCC till D	Carrying amount
Cash and cash equivalents	3,362	—	—	—	—	3,362
Treasuries/government bonds	11,380	10,886	—	—	—	22,266
Other interest-bearing securities except loans	16,919	16,632	—	—	—	33,551
Loans in the form of interest-bearing securities	2,937	11,938	6,305	29,600	—	50,780
Loans to credit institutions	1,886	27,245	78	2,106	—	31,315
Loans to the public	90,244	21,682	18,062	41,549	25	171,562
Derivatives	—	5,846	—	1,717	—	7,563
Total financial assets	126,728	94,229	24,445	74,972	25	320,399
Committed undisbursed loans	52,669	1,374	1,145	2,025	—	57,213

Schedule of impact of credit risk hedges

Impact of credit-risk hedges

Gross exposures by exposure class

	December 31, 2021
								whereof subject
			Multilateral					to the write-down
	Central	Regional	development	Public	Financial			requirement in
Skr bn	government	governments	banks	Sector Entity	institutions	Corporates	Total	IFRS9[1]
Amounts related to hedges issued by:
Central governments	70.9	1.6	—	—	—	93.1	165.6	165.6
of which, guarantees issued by the EKN	70.4	1.6	—	—	—	82.6	154.6	154.6
of which, guarantees issued by other export credit agencies	—	—	—	—	—	7.5	7.5	7.5
of which, other guarantees	0.5	—	—	—	—	3.0	3.5	3.5
Regional governments	—	—	—	—	2.4	1.2	3.6	3.6
Multilateral development banks	—	—	—	—	—	0.4	0.4	0.4
Financial institutions	0.1	—	—	—	0.1	5.6	5.8	5.8
of which, credit default swaps	—	—	—	—	—	—	—	—
of which, guarantees	0.1	—	—	—	0.1	5.6	5.8	5.8
Corporates	0.3	—	—	—	—	4.9	5.2	5.2
of which, credit insurance from -insurance companies	—	—	—	—	—	0.7	0.7	0.7
of which, other guarantees	0.3	—	—	—	—	4.2	4.5	4.5
Total hedged exposures	71.3	1.6	—	—	2.5	105.2	180.6	180.6
Unhedged exposures[2]	20.0	10.4	2.6	5.4	36.6	116.9	191.9	124.3
Total	91.3	12.0	2.6	5.4	39.1	222.1	372.5	304.9

	December 31, 2020
								whereof subject
			Multilateral					to the write-down
	Central	Regional	development	Public	Financial			requirement in
Skr bn	government	governments	banks	Sector Entity	institutions	Corporates	Total	IFRS9[1]
Amounts related to hedges issued by:
Central governments	56.8	1.4	—	—	—	98.9	157.1	157.1
of which, guarantees issued by the EKN	56.1	1.4	—	—	—	89.1	146.6	146.6
of which, guarantees issued by other export credit agencies	0.7	—	—	—	—	6.8	7.5	7.5
of which, other guarantees	—	—	—	—	—	3.0	3.0	3.0
Regional governments	—	—	—	—	4.0	0.3	4.3	4.3
Multilateral development banks	—	—	—	—	—	0.4	0.4	0.4
Financial institutions	0.0	—	—	—	—	7.9	7.9	7.9
of which, credit default swaps	—	—	—	—	—	—	—	—
of which, guarantees	0.0	—	—	—	—	7.9	7.9	7.9
Corporates	—	—	—	—	—	3.5	3.5	3.5
of which, credit insurance from -insurance companies	—	—	—	—	—	0.6	0.6	0.6
of which, other guarantees	—	—	—	—	—	2.9	2.9	2.9
Total hedged exposures	56.8	1.4	—	—	4.0	111.0	173.2	173.2
Unhedged exposures[2]	28.1	7.9	3.1	4.3	23.0	119.9	186.3	130.5
Total	84.9	9.3	3.1	4.3	27.0	230.9	359.5	303.7
1	Assets valued at accrued acquisition value, which are subject to the write-down requirements in IFRS 9.
2	Exposures whereby the hedge issuer belongs to the same group as the counterparty in the unhedged exposure have been reported as “Unhedged exposures.” The amounts for these were Skr 22.8 billion (2020: Skr 26.1 billion) for corporates, Skr 0.0 billion (2020: Skr 0.6 billion) for financial institutions and Skr 0.0 billion (2020: Skr 0.1 billion) for central governments.

Schedule of risk specific measures

Market risk, type	Definition	Risk profile
Interest-rate risk regarding changes in the economic value of SEK’s portfolio (EVE)	The interest-rate risk regarding changes in economic value is calculated by means of a 100 basis-point parallel shift in all yield curves, as well as rotations of all yield curves.

The risk pertains to SEK’s overall business profile, particularly the balance between interest-bearing assets and liabilities in terms of volume and fixed interest terms. The risk measurement captures the long-term impact of changes in interest rates.

Credit spread risk in assets

Credit spread risk in assets is calculated as the potential impact on SEK’s own funds, in the form of unrealized gains or losses, as a result of a 100 basis-point shift in the credit spreads for assets measured at fair value.

The risk is attributable to SEK’s liquidity portfolio.
Credit spread risk in own debt	Credit spread risk in own debt is calculated as the potential impact on SEK’s equity, in the form of unrealized gains or losses, resulting from a 20 basis points change in SEK’s own credit spreads.	The risk is attributable to SEK’s structured debt measured at fair value.
Cross-currency basis spread risk

The cross-currency basis spread risk measures the potential impact on SEK’s own funds, in the form of unrealized gains or losses, as a result of changes in cross-currency basis spreads by 20 basis points.

The risk is attributable to cross-currency basis swaps used by SEK to hedge the currency risk in the portfolio.
Currency risk

The risk is calculated as the change in value of all foreign currency positions excluding unrealized changes in fair value at an assumed ten percentage-point change in the exchange rate between the respective currency and the Swedish krona.

The foreign exchange position mainly arises on an ongoing basis due to differences between revenues and costs in foreign currency.
Tenor basis spread risk

Tenor basis spread risk measures the potential impact on SEK’s economic value, in the form of unrealized gains or losses, as a result of ten basis point shifts of interest rate curves of different tenors.

The risk is attributable to lending and borrowing with one and six month tenor which is not swapped to three month tenor.
Other risks (equity, commodity and volatility risks)

Equity risk, equity volatility risk, commodity risk, commodity volatility risk, FX volatility risk and interest-rate volatility risk all measures unrealized gains or losses and are calculated by stress tests of underlying indices or volatilities.

SEK’s interest-rate volatility risk is mainly attributable to interest rate floors in lending transactions, while equity and commodity risks, as well as FX volatility risks, only arise from structured borrowing. Although all structured cash flows are matched through a hedging swap, there could be an impact on SEK’s result. These risks are low, and arise because valuation of the bond, but not the swap, takes SEK’s own credit spread into account.

Schedule of change in the market interest rate

Change in value should the market interest rate rise by one percentage point

Impact on the value of assets and liabilities, including derivatives, should the market interest rate rise by one percentage point (+1)%.

	2021		2020
		of which, financial instruments		of which, financial instruments
		measured at fair		measured at fair
		value through profit or		value
Skr mn	Total	loss	Total	through profit or loss
Foreign currency	-268	162	-200	146
Swedish kronor	-109	121	-116	156
Total	-377	283	-316	302

Change in value should the market interest rate decline by one percentage point

Impact on the value of assets and liabilities, including derivatives, should the market interest rate decline by one percentage point (-1)%.

	2021		2020
		of which, financial instruments		of which, financial instruments
		measured at fair		measured at fair
		value through profit or		value
Skr mn	Total	loss	Total	through profit or loss
Foreign currency	579	-165	592	-128
Swedish kronor	256	-115	306	-150
Total	835	-280	898	-278

Schedule of assets and liabilities denominated in foreign currency

	December 31, 2021			December 31, 2020
		Share at			Share at
	Exchange	year end,	Currency positions	Exchange	year end,	Currency positions
Currency	rate	%	at year end (Skr mn)	rate	%	at year end (Skr mn)
EUR	10.2431	1	-242	10.0181	1	-189
USD	9.0356	0	-50	8.1739	1	-148
JPY	0.0785	0	9	0.0793	0	-89
GBP	12.2119	0	-51	11.1683	0	-68
MXN	0.4408	1	-105	0.4117	1	-123
THB	0.2709	0	-4	0.2727	0	60
Other	—	0	-19	—	0	-12
Total foreign currency position		2	-462		3	-569

In accordance with SEK’s strategy for risk management, currency positions attributable to unrealized changes in fair value are not hedged. Currency positions excluding unrealized changes in fair value amounted to Skr 5 million (year-end 2020: Skr -48 million) at year end. Assets and liabilities denominated in foreign currency are included in the total volumes of assets and liabilities in the following amounts (in millions of Swedish kronor).

Skr mn	December 31, 2021	December 31, 2020
Total assets	333,647	335,399
of which, denominated in foreign currencies	262,056	194,607
Total liabilities	312,839	315,335
of which, denominated in foreign currencies	262,518	195,176

Summary of liquidity reserve

	December 31, 2021
Skr bn	Total	SKR	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	23.0	4.4	4.8	13.7	0.1
Securities issued or guaranteed by municipalities or other public entities	15.8	8.0	1.6	6.2	—
Covered bonds issued by other institutions	12.9	12.9	—	—	—
Balances with National Debt Office	2.0	2.0	—	—	—
Total Liquidity Reserve	53.7	27.3	6.4	19.9	0.1

	December 31, 2020
Skr bn	Total	SKR	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	29.9	12.1	6.1	11.1	0.6
Securities issued or guaranteed by municipalities or other public entities	12.1	7.9	0.3	3.9	—
Covered bonds issued by other institutions	7.5	7.5	—	—	—
Balances with National Debt Office	2.5	2.5	—	—	—
Total Liquidity Reserve	52.0	30.0	6.4	15.0	0.6
1	The liquidity reserve is a part of SEK’s liquidity investments.

Schedule of liquidity investments by remaining maturity

	Dec 31, 2021	Dec 31, 2020
M ≤ 1 year	84%	86%
1 year < M ≤ 3 years	16%	14%
M > 3 years	—	—

Schedule of key figures for liquidity risk	Key figures for liquidity risk

	Dec 31, 2021	Dec 31, 2020
LCR under EU Commission’s delegated act	463%	447%
NFSR	139%	135%

Summary of liquidity investments by exposure type and region

Liquidity investments by exposure type

Percent	Dec 31, 2021	Dec 31, 2020
States and multilateral development banks	40	59
Local governments	23	20
Covered bonds	19	13
Financial institutions	15	8
Corporates	3	—

Schedule of contractual flows

	December 31, 2021
		Due	Due	Due	Due
	Due	1 month < 3	3 months < 1	1 year < 3	3 years < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	months	year	years	years	years	Total cash flow	effect	amount
Financial assets
Cash and cash equivalents	11,129	—	—	—	—	—	11,129	-1	11,128
Treasuries/government bonds	1,822	4,131	4,144	785	—	—	10,882	-10	10,872
Other interest-bearing securities except loans	7,647	10,909	17,511	9,913	—	—	45,980	-99	45,881
Loans in the form of interestbearing securities	77	1,532	7,529	14,427	15,220	11,329	50,114	-3,536	46,578
Loans to credit institutions	11,673	110	2,417	2,581	1,218	3,581	21,580	-805	20,775
Loans to the public	5,182	7,229	37,218	62,116	43,375	50,887	206,007	-25,719	180,288
Derivatives	497	1,336	2,154	2,470	691	2,486	9,634	-1,215	8,419
of which cash inflow in currency derivatives	912	13,274	21,973	41,766	5,075	4,071	87,071
of which cash outflow in -currency derivatives	-896	-12,596	-20,645	-39,925	-4,786	-3,373	-82,221
Total	38,027	25,247	70,973	92,292	60,504	68,283	355,326	-31,385	323,941
of which derivatives in hedge relationship	-7	205	374	688	222	1,597	3,079	-418	2,661

	December 31, 2021
		Due	Due	Due	Due
	Due	1 month <	3 months	1 year < 3	3 years < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	years	years	Total cash flow	effect	amount
Financial liabilities
Borrowings from credit institutions	-5,230	—	—	—	—	—	-5,230	—	-5,230
Borrowings from the public	—	-9,998	—	—	—	—	-9,998	-2	-10,000
Debt securities issued	-13,587	-26,300	-52,343	-128,316	-42,130	-41,864	-304,540	24,770	-279,770
Derivatives	-358	101	-206	-4,139	-1,637	-4,210	-10,449	-4,280	-14,729
of which cash inflow in currency derivatives	888	16,122	10,459	8,188	8,942	5,107	49,706
of which cash outflow in -currency derivatives	-952	-17,618	-10,981	-8,886	-8,964	-5,454	-52,855
Total	-19,175	-36,197	-52,549	-132,455	-43,767	-46,074	-330,217	20,488	-309,729
of which derivatives in hedge relationship	41	201	-61	-1,864	-345	-830	-2,858	-688	-3,546
Commitments
Committed undisbursed loans	-238	-1,938	-14,890	-22,498	970	38,594
Liquidity surplus (+)/ deficit (-)	18,614	-12,888	3,534	-62,661	17,707	60,803	25,109
Accumulated liquidity surplus (+)/deficit (-)	18,614	5,726	9,260	-53,401	-35,694	25,109	25,109

	December 31, 2020
		Due	Due	Due	Due
	Due	1 month <	3 months	1 year < 3	3 years < 5	Due		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	years	> 5 years	Total cash flow	effect	amount
Financial assets
Cash and cash equivalents	2,801	—	—	—	—	—	2,801	561	3,362
Treasuries/government bonds	—	10,204	10,857	1,190	—	—	22,251	15	22,266
Other interest-bearing securities except loans	1,639	6,932	17,975	6,585	500	—	33,631	-80	33,551
Loans in the form of interest-bearing securities	68	6,053	3,928	17,211	14,307	12,116	53,683	-2,903	50,780
Loans to credit institutions	66	219	3,437	3,556	1,129	1,166	9,573	21,742	31,315
Loans to the public	3,798	8,998	29,475	57,960	44,105	41,094	185,430	-13,868	171,562
Derivatives	84	534	1,276	1,887	1,289	1,919	6,989	574	7,563
of which cash inflow in currency derivatives	2,635	8,812	4,987	11,682	3,799	7,478	39,393
of which cash outflow in-currency derivatives	-2,470	-8,192	-4,377	-10,376	-3,087	-6,582	-35,084
Total	8,456	32,940	66,948	88,389	61,330	56,295	314,358	6,041	320,399
of which derivatives in hedge relationship	-6	49	353	813	261	632	2,102	1,213	3,315

	December 31, 2020
		Due	Due	Due	Due
	Due	1 month <	3 months	1 year < 3	3 years < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	years	years	Total cash flow	effect	amount
Financial liabilities
Borrowings from credit -institutions	-58	-147	-518	-851	-300	-68	-1,942	-1,544	-3,486
Borrowings from the public	—	-2	-4	-9,999	—	—	-10,005	5	-10,000
Debt securities issued	-4,486	-31,436	-64,938	-125,810	-36,557	-17,447	-280,674	6,698	-273,976
Derivatives	-1,206	-3,333	-4,288	-2,192	-440	-39	-11,498	-13,897	-25,395
of which cash inflow in currency derivatives	1,105	20,400	49,648	8,472	2,802	1,842	84,269
of which cash outflow in -currency derivatives	-1,201	-23,333	-53,894	-9,215	-3,302	-1,828	-92,773
Total	-5,750	-34,918	-69,748	-138,852	-37,297	-17,554	-304,119	-8,738	-312,857
of which derivatives in hedge relationship	-8	-26	-143	-371	-196	22	-722	248	-474
Commitments
Committed undisbursed loans	-4	-2,001	-4,633	-9,897	-13,936	76,724
Liquidity surplus (+)/ deficit (-)	2,702	-3,979	-7,433	-60,360	10,097	115,465	56,492
Accumulated liquidity surplus (+)/deficit (-)	2,702	-1,277	-8,710	-69,070	-58,973	56,492	56,492